Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues (Note 3)	$ 77,966	$ 70,257
Expenses / (Income), net:
Voyage expenses	4,437	2,519
Vessel operating expenses	18,287	16,523
Vessel operating expenses - related parties (Note 4)	2,602	2,441
General and administrative expenses (Note 4)	3,360	3,607
Gain on sale of vessel (Note 5)	(25,384)	0
Vessel depreciation and amortization (Note 5)	21,147	20,102
Operating income, net	53,517	25,065
Other income / (expense), net:
Interest expense and finance cost (Note 7)	(7,577)	(9,847)
Other income	342	112
Total other expense, net	(7,235)	(9,735)
Partnership’s net income	46,282	15,330
General Partner’s interest in Partnership’s net income	856	282
Common unit holders’ interest in Partnership’s net income	$ 45,426	$ 15,048
Net income per (Note 11):
Common unit, basic and diluted	$ 2.46	$ 0.81
Common units, basic and diluted	18,086,778	18,194,142